Mineral interests (Details) (Mexico, Monterde Property, CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 01, 2010
Unproven Mineral Right Interests [Line Items]
Acquisition	3,257,567	3,114,754	3,010,909
Acquisition expenditures during the period	142,813	103,845
Unproven Mineral Right Interests, Capitalized Cost	55,709,374	45,724,374	39,636,452
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	9,985,000	6,087,922
Mineral Rights	58,966,941	48,839,128	42,647,361
Capitalized Costs Unproved Mineral Right Interests Properties	10,127,813	6,191,767
Amortization
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	819,346	724,670	635,049
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	94,676	89,621
Assays
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	5,548,789	4,283,788	3,800,886
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	1,265,001	482,902
Drilling
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	19,853,580	15,173,025	13,130,339
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	4,680,555	2,042,686
Engineering
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	4,313,058	3,475,797	2,666,062
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	837,261	809,735
Environment Study
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,695,906	1,424,372	1,330,567
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	271,534	93,805
Field, office
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,681,946	2,015,192	1,440,006
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	666,754	575,186
Geological, geophysical
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	9,052,537	8,146,213	7,147,483
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	906,324	998,730
Legal
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	948,727	854,117	755,178
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	94,610	98,939
Maps, reports, reproductions
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,334,237	1,228,775	1,132,252
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	105,462	96,523
Metallurgy
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,309,532	1,053,706	886,277
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	255,826	167,429
Road and drill site construction
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,284,613	2,185,590	2,042,827
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	99,023	142,763
Salaries and wages
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,057,538	914,931	821,543
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	142,607	93,388
Scoping study
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	25,482	25,482	25,482
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Socioeconomic studies
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	65,301	65,301	65,301
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Stakeholder costs
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	69,174	69,174	69,174
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period
Supplies
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	2,699,234	2,295,899	2,008,729
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	403,335	287,170
Travel, accomodation
Unproven Mineral Right Interests [Line Items]
Unproven Mineral Right Interests, Capitalized Cost	1,950,374	1,788,342	1,679,297
Unproven Mineral Right Interests, Capitalized Cost Expenditures during the period	162,032	109,045